Discontinued operations	12 Months Ended
Dec. 31, 2025
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Discontinued operations	Discontinued operations
In 2023, the Group discontinued its 2019 novel coronavirus (“COVID-19”) related diagnostic services globally and other DNA testing operations in the EMEA region. This strategic decision was influenced by the World Health Organization's latest pronouncements and the diminishing demand for COVID-19 diagnostic services, primarily attributable to the relaxation of testing mandates for international travelers and local citizens worldwide. Consequently, these developments led to a noticeable decline in the number of testing centers operating in Hong Kong and the United Kingdom for testing samples from the EMEA region.
On October 1, 2025, the Group completed the disposal of ACT Genomics. The disposal was part of a strategic shift to streamline operations and exit the clinical diagnostics sector, enabling the Group to focus its resources and capital on the high-growth consumer health market and its core flagship brands. Following the disposal, the Group no longer has exposure to the operations of ACT Genomics. Consequently, the results of ACT Genomics have been classified as discontinued operations in the consolidated financial statements for all periods presented. The results of discontinued operations for the years ended December 31, 2024, 2023, and related disclosures in notes 5, 6, 7, 8 and 9 have also been restated accordingly.
Together with the earlier cessation of COVID-19 related diagnostic services and other DNA testing operations in the EMEA region, these actions reflect management’s continued strategic realignment to streamline operations and reallocate resources toward its core businesses in response to evolving market conditions.
In accordance with IFRS 5, the above cessation and disposal represent the discontinuation and disposal of components of the Group that constitute separate major lines of business and/or geographical areas of operations, and therefore met the criteria to be classified as discontinued operations as of the respective dates of cessation and disposal.
Results of discontinued operations
The following is a reconciliation of the amounts of major classes of loss from operations classified as discontinued operations in the consolidated statements of comprehensive loss for the years ended December 31, 2025, 2024, and 2023:

	2025	2024	2023
Revenue	$9,605	$14,782	$29,050
Direct costs	(5,435)	(8,601)	(15,288)
Gross profit	4,170	6,181	13,762
Other income and other net gains	5,034	785	664
Selling and marketing expenses	(2,215)	(3,223)	(3,413)
Research and development expenses	(1,266)	(1,872)	(3,679)
Impairment loss of goodwill	—	—	(3,900)
Administrative and other operating expenses	(10,636)	(13,722)	(25,268)
Loss from operating activities	(4,913)	(11,851)	(21,834)
Share of (loss)/profit of equity-accounted investees, net of tax	(868)	231	(189)
Gain on disposal of a subsidiary (note 34)	2,045	—	—
Other finance costs	(17)	(35)	(196)
Loss from discontinued operations before taxation	(3,753)	(11,655)	(22,219)
Income tax credit	22	235	440
Loss from discontinued operations, net of tax	$(3,731)	$(11,420)	$(21,779)

Loss per share
Basic	(0.23)	(0.57)	(1.79)
Diluted	(0.23)	(0.57)	(1.79)
During the years ended December 31, 2025, 2024 and 2023, the Diagnostics business within discontinued operations recognized processing service income of approximately $2,312, $2,968, and $1,498, respectively, in respect of processing services provided to the Prevention segment presented within continuing operations (see note 6). In preparing the Group’s consolidated financial statements, the processing service revenue recognized by the Diagnostics business and the corresponding processing service expense recognized by the Prevention segment were eliminated in full on consolidation. As the Diagnostics business is presented within discontinued operations while the Prevention segment remains within continuing operations in the re-presented comparative information, this elimination reduces revenue in discontinued operations and reduces costs in continuing operations. Accordingly, the effect of such intragroup transactions is not reflected on a gross basis within discontinued operations in the re-presented comparative information. Such processing service arrangement is expected to continue after the disposal of the Diagnostics business pursuant to ongoing commercial arrangements. Including the impact of such processing service income, the adjusted loss from discontinued operations, net of tax, would have been approximately $1,419, $8,452 and $20,281, respectively.
The loss from discontinued operations attributable to the equity shareholders of the Company amounted to $3,173, $7,086, and $20,155, while loss attributable to non-controlling interests amounted to $558, $4,334, and $1,624 for the years ended December 31, 2025, 2024 and 2023, respectively.
The total comprehensive expense from continuing operations of $34,169, $39,045, and $41,493 was attributable entirely to the equity shareholders of the Company for the years ended December 31, 2025, 2024 and 2023, respectively.

(a)Revenue
Disaggregation of revenue

	2025	2024	2023
External revenue by product line
Prevention and diagnostics - COVID-19 related and EMEA operations	$—	$97	$13,462
Diagnostics - sale of precision oncology services	9,605	14,685	15,588
	$9,605	$14,782	$29,050

	2025	2024	2023
External revenue by timing of revenue
Goods transferred at a point in time	$—	$—	$1,415
Services transferred at a point in time	9,605	14,782	27,635
	$9,605	$14,782	$29,050
Geographical information
Information about the Group's revenue from discontinued operations from external customers is presented based on the location of the region of domicile of entities of the Group.

	2025	2024	2023
Hong Kong	$2,394	$3,938	$15,725
United Kingdom	1,798	2,780	2,816
Taiwan	4,835	7,092	9,325
Rest of the world	578	972	1,184
	$9,605	$14,782	$29,050
(b)Other income and other net gains/(losses)

	2025	2024	2023
Bank interest income	$50	$193	$373
Net foreign exchange gains/(losses)	283	314	(71)
Sundry income	4,701	278	362
	$5,034	$785	$664
(c)Other finance costs

	2025	2024	2023
Interest expenses on lease liabilities	$17	$35	$196
(d)Staff costs

	2025	2024	2023
Salaries, wages and other benefits	$5,647	$7,997	$17,700
Contributions to defined contribution retirement plan	441	565	597
Equity-settled share-based payment expenses	1,254	2,004	354
	$7,342	$10,566	$18,651
Represented by:
Direct costs	$365	$492	$3,128
Selling and marketing expenses	2,003	2,726	2,536
Research and development expenses	731	1,142	1,598
Administrative and other operating expenses	4,243	6,206	11,389
Total staff costs	$7,342	$10,566	$18,651
(e)Other items

	2025	2024	2023
Cost of inventories	$4,449	$6,903	$8,045
Depreciation of
- property, plant and equipment	407	1,152	1,632
- right-of-use assets	368	840	2,015
Amortization of intangible assets	666	1,457	1,467
Write-off on property, plant and equipment	—	—	—
Auditor’s remuneration	1,162	120	123
Freight and delivery charges	22	59	427
Total depreciation and amortization charges represented by:
Direct costs	$226	$675	$904
Research and development expenses	98	207	611
Administrative and other operating expenses	1,117	2,567	3,599
Total depreciation and amortization charges	$1,441	$3,449	$5,114
Cash flows from/(used in) discontinued operations

	2025	2024	2023
Net cash from/(used in) operating activities	$49	$5,563	$(11,420)
Net cash used in investing activities	(3,539)	(318)	(404)
Net cash used in financing activities	(961)	(1,413)	(2,653)
Net cash (outflows)/inflows for the year	$(4,451)	$3,832	$(14,477)

A.COVID-19 diagnostic services and other DNA testing operations in the EMEA region

	2025	2024	2023
Revenue	$—	$97	$13,462
Direct costs	—	(39)	(7,357)
Gross profit	—	58	6,105
Other income and other net gains	4,590	46	290
Selling and marketing expenses	—	(2)	(632)
Research and development expenses	—	—	(1,189)
Administrative and other operating expenses	(1,449)	(82)	(12,946)
Profit/(loss) from operating activities	3,141	20	(8,372)
Other finance costs	—	—	(122)
Profit/(loss) from discontinued operations before taxation	3,141	20	(8,494)
Income tax credit	—	—	117
Profit/(loss) from discontinued operations, net of tax	$3,141	$20	$(8,377)

Earnings/(losses) per share
Basic	$0.22	$—	$(0.74)
Diluted	0.22	—	(0.74)
(a)Revenue
Disaggregation of revenue

	2025	2024	2023
External revenue by product line
Prevention and diagnostics - COVID-19 related and EMEA operations	$—	$97	$13,462

	2025	2024	2023
External revenue by timing of revenue
Goods transferred at a point in time	$—	$—	$1,415
Services transferred at a point in time	—	97	12,047
	$—	$97	$13,462
Geographical information
Information about the Group's revenue from discontinued operations from external customers is presented based on the location of the region of domicile of entities of the Group.

	2025	2024	2023
Hong Kong	$—	$97	$12,916
United Kingdom	—	—	546
	$—	$97	$13,462
(b)Other income and other net gains

	2025	2024	2023
Bank interest income	$—	$—	$19
Net foreign exchange (losses)/gains	(4)	1	(25)
Sundry income	4,594	45	296
	$4,590	$46	$290
(c)Other finance costs

	2025	2024	2023
Interest expenses on lease liabilities	$—	$—	$122
(d)Staff costs

	2025	2024	2023
Salaries, wages and other benefits	$—	$—	$9,122
Contributions to defined contribution retirement plan	—	—	—
Equity-settled share-based payment expenses	—	—	—
	$—	$—	$9,122
Represented by:
Direct costs	$—	$—	$2,058
Selling and marketing expenses	—	—	—
Research and development expenses	—	—	—
Administrative and other operating expenses	—	—	7,064
Total staff costs	$—	$—	$9,122
(e)Other items

	2025	2024	2023
Cost of inventories	$—	$38	$2,761
Depreciation of
- property, plant and equipment	—	—	98
- right-of-use assets	—	—	1,025
Amortization of intangible assets	—	—	—
Write-off on property, plant and equipment	—	—	—
Auditor’s remuneration	—	—	77
Freight and delivery charges	—	—	381
Total depreciation and amortization charges represented by:
Direct costs	$—	$—	$—
Research and development expenses	—	—	405
Administrative and other operating expenses	—	—	718
Total depreciation and amortization charges	$—	$—	$1,123
Cash flows from/(used in) discontinued operations

	2025	2024	2023
Net cash from/(used in) operating activities	$3,585	$80	$(901)
Net cash (used in)/from investing activities	(3,301)	—	119
Net cash used in financing activities	—	—	(1,184)
Net cash inflows/(outflows) for the year	$284	$80	$(1,966)
B.    ACT Genomics

	2025	2024	2023
Revenue	$9,605	$14,685	$15,588
Direct costs	(5,435)	(8,562)	(7,931)
Gross profit	4,170	6,123	7,657
Other income and other net gains	444	739	374
Selling and marketing expenses	(2,215)	(3,223)	(2,781)
Research and development expenses	(1,266)	(1,872)	(2,490)
Impairment loss of goodwill	—	—	(3,900)
Administrative and other operating expenses	(9,187)	(13,640)	(12,322)
Loss from operating activities	(8,054)	(11,873)	(13,462)
Share of (loss)/profit of equity-accounted investees, net of tax	(868)	231	(189)
Gain on disposal of a subsidiary (note 34)	2,045	—	—
Other finance costs	(17)	(35)	(74)
Loss from discontinued operations before taxation	(6,894)	(11,677)	(13,725)
Income tax credit	22	235	323
Loss from discontinued operations, net of tax	$(6,872)	$(11,442)	$(13,402)

Loss per share
Basic	(0.45)	(0.57)	(1.05)
Diluted	(0.45)	(0.57)	(1.05)
(a)Revenue
Disaggregation of revenue

	2025	2024	2023
External revenue by product line
Diagnostics - sale of precision oncology services	$9,605	$14,685	$15,588

	2025	2024	2023
External revenue by timing of revenue
Services transferred at a point in time	$9,605	$14,685	$15,588
Geographical information
Information about the Group's revenue from discontinued operations from external customers is presented based on the location of the region of domicile of entities of the Group.

	2025	2024	2023
Hong Kong	$2,394	$3,840	$2,809
United Kingdom	1,798	2,780	2,270
Taiwan	4,835	7,092	9,325
Rest of the world	578	973	1,184
	$9,605	$14,685	$15,588
(b)Other income and other net gains

	2025	2024	2023
Bank interest income	$50	$193	$354
Net foreign exchange gains/(losses)	287	313	(46)
Sundry income	107	233	66
	$444	$739	$374
(c)Other finance costs

	2025	2024	2023
Interest expenses on lease liabilities	$17	$35	$74
(d)Staff costs

	2025	2024	2023
Salaries, wages and other benefits	$5,647	$7,997	$8,578
Contributions to defined contribution retirement plan	441	565	597
Equity-settled share-based payment expenses	1,254	2,004	354
	$7,342	$10,566	$9,529
Represented by:
Direct costs	$365	$492	$1,070
Selling and marketing expenses	2,003	2,726	2,536
Research and development expenses	731	1,142	1,598
Administrative and other operating expenses	4,243	6,206	4,325
Total staff costs	$7,342	$10,566	$9,529
(e)Other items

	2025	2024	2023
Cost of inventories	$4,449	$6,866	$5,284
Depreciation of
- property, plant and equipment	408	1,152	1,534
- right-of-use assets	367	840	990
Amortization of intangible assets	666	1,457	1,467
Write-off on property, plant and equipment	—	—	—
Auditor’s remuneration	1,162	120	46
Freight and delivery charges	22	59	46
Total depreciation and amortization charges represented by:
Direct costs	$226	$675	$904
Research and development expenses	98	207	206
Administrative and other operating expenses	1,117	2,567	2,881
Total depreciation and amortization charges	$1,441	$3,449	$3,991
Cash flows (used in)/from discontinued operations

	2025	2024	2023
Net cash (used in)/from operating activities	$(3,536)	$5,483	$(10,519)
Net cash used in investing activities	(238)	(318)	(523)
Net cash used in financing activities	(961)	(1,413)	(1,469)
Net cash (outflows)/inflows for the year	$(4,735)	$3,752	$(12,511)